STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flow from operating activities:
Net loss	$ (1,174,426)	$ (1,219,460)	$ (912,447)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity loss from investment in Linn Energy, LLC	1,181,604	1,964,999	244,189
Noncash general and administrative expenses paid by Linn Energy, LLC	3,445	2,818	42,089
(Gain) loss on transfer of Berry	0	(13,673)	718,249
Deferred income taxes	(32,870)	(734,684)	(92,080)
Decrease in income taxes receivable	5,456	4,638	0
Increase (decrease) in income taxes payable	22,033	(475)	0
Cash distributions received	120,548	372,706	100,870
Net cash provided by operating activities	125,790	376,869	100,870
Cash flow from financing activities:
Dividends paid to shareholders	(121,311)	(371,370)	(100,348)
Net cash used in financing activities	(121,311)	(371,370)	(100,348)
Net increase in cash and cash equivalents	4,479	5,499	522
Cash and cash equivalents:
Beginning	6,544	1,045	523
Ending	$ 11,023	$ 6,544	$ 1,045